Condensed Consolidated Statements of Equity (Unaudited) (Parenthetical) - ¥ / shares	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Equity [Abstract]
Dividends declared (in Yen per share)	¥ 16.00	¥ 20.50